                                                                                                             November 4, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:       DREYFUS MUNICIPAL FUNDS, INC.

            File No.:  811-6377; 33-42162

            CIK No.: 878092

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended August 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (412) 236-7700.

                                                                                                Very truly yours,

                                                                                                /s/ Joseph Kulbacki

                                                                                                Joseph Kulbacki

                                                                                                Senior Paralegal